Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2015
Registrant Name	AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
Central Index Key	0000925950
Amendment Flag	false
Document Creation Date	Sep. 30, 2015
Document Effective Date	Oct. 01, 2015
Prospectus Date	Oct. 01, 2015
Class A, F-1, F-2 Prospectus | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class A
Prospectus:
Trading Symbol	ASTEX
Class A, F-1, F-2 Prospectus | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class F-1
Prospectus:
Trading Symbol	FSTTX
Class A, F-1, F-2 Prospectus | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class F-2
Prospectus:
Trading Symbol	ASTFX
Class A, B, C, F-1, F-2 Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class A
Prospectus:
Trading Symbol	LTEBX
Class A, B, C, F-1, F-2 Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class B
Prospectus:
Trading Symbol	LTXBX
Class A, B, C, F-1, F-2 Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class C
Prospectus:
Trading Symbol	LTXCX
Class A, B, C, F-1, F-2 Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class F-1
Prospectus:
Trading Symbol	LTXFX
Class A, B, C, F-1, F-2 Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class F-2
Prospectus:
Trading Symbol	LTEFX
Class A, B, C, F-1, F-2 Prospectus | TAX EXEMPT BOND FUND OF AMERICA® | Class A
Prospectus:
Trading Symbol	AFTEX
Class A, B, C, F-1, F-2 Prospectus | TAX EXEMPT BOND FUND OF AMERICA® | Class B
Prospectus:
Trading Symbol	TEBFX
Class A, B, C, F-1, F-2 Prospectus | TAX EXEMPT BOND FUND OF AMERICA® | Class C
Prospectus:
Trading Symbol	TEBCX
Class A, B, C, F-1, F-2 Prospectus | TAX EXEMPT BOND FUND OF AMERICA® | Class F-1
Prospectus:
Trading Symbol	AFTFX
Class A, B, C, F-1, F-2 Prospectus | TAX EXEMPT BOND FUND OF AMERICA® | Class F-2
Prospectus:
Trading Symbol	TEAFX
Class A, B, C, F-1, F-2 Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class A
Prospectus:
Trading Symbol	AMHIX
Class A, B, C, F-1, F-2 Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class B
Prospectus:
Trading Symbol	ABHMX
Class A, B, C, F-1, F-2 Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class C
Prospectus:
Trading Symbol	AHICX
Class A, B, C, F-1, F-2 Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class F-1
Prospectus:
Trading Symbol	ABHFX
Class A, B, C, F-1, F-2 Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class F-2
Prospectus:
Trading Symbol	AHMFX
Class A, B, C, F-1, F-2 Prospectus | Tax-Exempt Fund of California® | Class A
Prospectus:
Trading Symbol	TAFTX
Class A, B, C, F-1, F-2 Prospectus | Tax-Exempt Fund of California® | Class B
Prospectus:
Trading Symbol	TECBX
Class A, B, C, F-1, F-2 Prospectus | Tax-Exempt Fund of California® | Class C
Prospectus:
Trading Symbol	TECCX
Class A, B, C, F-1, F-2 Prospectus | Tax-Exempt Fund of California® | Class F-1
Prospectus:
Trading Symbol	TECFX
Class A, B, C, F-1, F-2 Prospectus | Tax-Exempt Fund of California® | Class F-2
Prospectus:
Trading Symbol	TEFEX
Class A, B, C, F-1, F-2 Prospectus | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class A
Prospectus:
Trading Symbol	NYAAX
Class A, B, C, F-1, F-2 Prospectus | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class B
Prospectus:
Trading Symbol	NYABX
Class A, B, C, F-1, F-2 Prospectus | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class C
Prospectus:
Trading Symbol	NYACX
Class A, B, C, F-1, F-2 Prospectus | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class F-1
Prospectus:
Trading Symbol	NYAEX
Class A, B, C, F-1, F-2 Prospectus | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class F-2
Prospectus:
Trading Symbol	NYAFX